MMA Praxis International Index Fund | Class A
MMA Praxis International Index Fund
Investment Objectives
The MMA Praxis International Index Fund (the "Fund") seeks to capture the investment performance of international developed and emerging markets.

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	MMA Praxis International Index Fund Class A
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.25%
Redemption fee (as a percentage of amount redeemed, if applicable)	(2.00%)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		MMA Praxis International Index Fund Class A
Management fees		0.60%
Distribution and Service (12b-1) fees		0.25%
Other Expenses	[1]	0.82%
Total Annual Fund Operating Expenses		1.67%
Fee Waiver and/or Expense Reimbursement		(0.02%)
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	[2]	1.65%
[1]	Other Expenses are based on estimated fees and expenses for the year ending December 31, 2011.
[2]	The Adviser has entered into an expense limitation agreement with respect to the Fund until April 30, 2012, but can be terminated by a vote of the Board of Trustees of the Fund if they deem the termination to be beneficial to the Fund shareholders. Pursuant to this agreement, the Adviser has agreed to waive fees and/or reimburse expenses to the extent necessary in order to limit the Total Annual Fund Operating Expenses (excluding brokerage costs, interest, taxes, dividends, fees paid to vendors providing fair value pricing and fund compliance services, Trustees fees, legal fees, costs relating to such services and extraordinary expenses) of the Fund to 1.65% of the Fund's average daily net assets. The Fund has agreed to repay the Adviser for the amounts waived and/or reimbursed by the Adviser pursuant to this expense limitation agreement provided that such repayment does not cause the Total Annual Fund Operating Expenses (excluding brokerage costs, interest, taxes, dividends, acquired fund fees and expenses, fees paid to vendors providing fair value pricing and fund compliance services, Trustees fees, legal fees, costs relating to such services and extraordinary expenses) to exceed 1.65%, and the repayment is made within three years after the year in which the Adviser waived and/or reimbursed the expense.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years
MMA Praxis International Index Fund Class A	684	1,022

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when
it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. The Fund will not report a turnover rate until the end of the current fiscal year.

Principal Investment Strategies
The Fund invests primarily in equity securities of foreign companies organized under the laws of, headquartered in, or whose common equity securities are principally traded in countries outside the United States. The fund seeks to generate performance that reflects the performance of a broad representation of both foreign developed and emerging equity markets, as measured by the MSCI All
Country World ex US Index. The Sub-advisor uses proprietary optimization techniques to select securities according to their contribution to the fund's overall objective and may also manage the portfolio with the goal of minimizing taxable distributions.

Stewardship Investing The Fund analyzes potential investments for their ability to reflect certain core social values including:
                  · Respecting the dignity and value of all people

                 · Building a world at peace and free from violence

             · Demonstrating a concern for justice in a global society

                   · Exhibiting responsible management practices

                       · Supporting and involving communities

                       · Practicing environmental stewardship

Companies failing to meet minimum standards in one or more of these areas will be restricted from inclusion in the fund.

The Fund will also engage in shareholder advocacy, through proxy voting and corporate engagement where possible, and may invest up to 3% of Fund assets in high social impact, below-market investments.

Principal Investment Risks
Because the value of the Fund's investments will fluctuate with market conditions, so will the value of your investment in the Fund. You could lose money on your investment in the Fund, or the Fund could underperform other investments. Some of the Fund's holdings may underperform its other holdings. Because the Fund invests primarily in foreign securities, it is subject to the additional risks presented by foreign investments, such as changes in currency exchange rates, a lack of adequate company information and political instability.

This Fund will not be appropriate for anyone:
            · Pursuing a short-term goal or investing emergency reserves

                           · Seeking safety of principal

                           · Seeking a stable share price

FUND PERFORMANCE
The Fund's performance information is only shown when the Fund has had a full calendar year of operations. Since the Fund has not had a full year calendar year of operations, there is no performance information included in this
Prospectus.

MMA Praxis International Index Fund | Class I
MMA Praxis International Index Fund
Investment Objectives
The MMA Praxis International Index Fund (the "Fund") seeks to capture the investment performance of international developed and emerging markets.

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	MMA Praxis International Index Fund Class I
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Redemption fee (as a percentage of amount redeemed, if applicable)	(2.00%)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		MMA Praxis International Index Fund Class I
Management fees		0.60%
Distribution and Service (12b-1) fees		none
Other Expenses	[1]	0.36%
Total Annual Fund Operating Expenses		0.96%
[1]	Other Expenses are based on estimated fees and expenses for the year ending December 31, 2011.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years
MMA Praxis International Index Fund Class I	98	306

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when
it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. The Fund will not report a turnover rate until the end of the current fiscal year.

Principal Investment Strategies
The Fund invests primarily in equity securities of foreign companies organized under the laws of, headquartered in, or whose common equity securities are principally traded in countries outside the United States.  The fund seeks to generate performance that reflects the performance of a broad representation of both foreign developed and emerging equity markets as measured by the MSCI All
Country World ex US Index. The Sub-advisor uses proprietary optimization techniques to select securities according to their contribution to the fund's overall objective and may also manage the portfolio with the goal of minimizing taxable distributions.

 Stewardship Investing The Fund analyzes potential investments for their ability to reflect certain core social values including:
                  · Respecting the dignity and value of all people

                 · Building a world at peace and free from violence

             · Demonstrating a concern for justice in a global society

                   · Exhibiting responsible management practices

                       · Supporting and involving communities

                       · Practicing environmental stewardship

Companies failing to meet minimum standards in one or more of these areas will be restricted from inclusion in the fund.

The Fund will also engage in shareholder advocacy, through proxy voting and corporate engagement where possible, and may invest up to 3% of Fund assets in high social impact, below-market investments.

Principal Investment Risks
Because the value of the Fund's investments will fluctuate with market conditions, so will the value of your investment in the Fund. You could lose money on your investment in the Fund, or the Fund could underperform other investments. Some of the Fund's holdings may underperform its other holdings. Because the Fund invests primarily in foreign securities, it is subject to the additional risks presented by foreign investments, such as changes in currency exchange rates, a lack of adequate company information and political instability.

This Fund will not be appropriate for anyone:
            · Pursuing a short-term goal or investing emergency reserves

                           · Seeking safety of principal

                           · Seeking a stable share price

FUND PERFORMANCE
The Fund's performance information is only shown when the Fund has had a full calendar year of operations. Since the Fund has not had a full year calendar year of operations, there is no performance information included in this
Prospectus.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jan 3, 2011
Registrant Name	dei_EntityRegistrantName	MMA PRAXIS MUTUAL FUNDS
Central Index Key	dei_EntityCentralIndexKey	0000912900
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan 3, 2011
Document Effective Date	dei_DocumentEffectiveDate	Jan 3, 2011
MMA Praxis International Index Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MPLAX
Risk/Return, Heading	rr_RiskReturnHeading	MMA Praxis International Index Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objectives
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The MMA Praxis International Index Fund (the "Fund") seeks to capture the investment performance of international developed and emerging markets.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.25%
Redemption fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	(2.00%)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.82%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.67%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	1.65%	[2]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-04-30
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when
it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. The Fund will not report a turnover rate until the end of the current fiscal year.

Other Expenses, New Fund, Based on Estimates	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses are based on estimated fees and expenses for the year ending December 31, 2011.
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	684
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,022
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund invests primarily in equity securities of foreign companies organized under the laws of, headquartered in, or whose common equity securities are principally traded in countries outside the United States. The fund seeks to generate performance that reflects the performance of a broad representation of both foreign developed and emerging equity markets, as measured by the MSCI All
Country World ex US Index. The Sub-advisor uses proprietary optimization techniques to select securities according to their contribution to the fund's overall objective and may also manage the portfolio with the goal of minimizing taxable distributions.

Stewardship Investing The Fund analyzes potential investments for their ability to reflect certain core social values including:
                  · Respecting the dignity and value of all people

                 · Building a world at peace and free from violence

             · Demonstrating a concern for justice in a global society

                   · Exhibiting responsible management practices

                       · Supporting and involving communities

                       · Practicing environmental stewardship

Companies failing to meet minimum standards in one or more of these areas will be restricted from inclusion in the fund.

The Fund will also engage in shareholder advocacy, through proxy voting and corporate engagement where possible, and may invest up to 3% of Fund assets in high social impact, below-market investments.

Risk, Heading	rr_RiskHeading	Principal Investment Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
Because the value of the Fund's investments will fluctuate with market conditions, so will the value of your investment in the Fund. You could lose money on your investment in the Fund, or the Fund could underperform other investments. Some of the Fund's holdings may underperform its other holdings. Because the Fund invests primarily in foreign securities, it is subject to the additional risks presented by foreign investments, such as changes in currency exchange rates, a lack of adequate company information and political instability.

This Fund will not be appropriate for anyone:
            · Pursuing a short-term goal or investing emergency reserves

                           · Seeking safety of principal

                           · Seeking a stable share price

Risk, Lose Money	rr_RiskLoseMoney	You could lose money on your investment in the Fund, or the Fund could underperform other investments.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The Fund's performance information is only shown when the Fund has had a full calendar year of operations. Since the Fund has not had a full year calendar year of operations, there is no performance information included in this
Prospectus.

Performance, One Year or Less	rr_PerformanceOneYearOrLess	Since the Fund has not had a full year calendar year of operations, there is no performance information included in this Prospectus.
MMA Praxis International Index Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MPLIX
Risk/Return, Heading	rr_RiskReturnHeading	MMA Praxis International Index Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objectives
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The MMA Praxis International Index Fund (the "Fund") seeks to capture the investment performance of international developed and emerging markets.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	(2.00%)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.36%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.96%
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when
it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. The Fund will not report a turnover rate until the end of the current fiscal year.

Other Expenses, New Fund, Based on Estimates	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses are based on estimated fees and expenses for the year ending December 31, 2011.
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	98
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	306
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund invests primarily in equity securities of foreign companies organized under the laws of, headquartered in, or whose common equity securities are principally traded in countries outside the United States.  The fund seeks to generate performance that reflects the performance of a broad representation of both foreign developed and emerging equity markets as measured by the MSCI All
Country World ex US Index. The Sub-advisor uses proprietary optimization techniques to select securities according to their contribution to the fund's overall objective and may also manage the portfolio with the goal of minimizing taxable distributions.

 Stewardship Investing The Fund analyzes potential investments for their ability to reflect certain core social values including:
                  · Respecting the dignity and value of all people

                 · Building a world at peace and free from violence

             · Demonstrating a concern for justice in a global society

                   · Exhibiting responsible management practices

                       · Supporting and involving communities

                       · Practicing environmental stewardship

Companies failing to meet minimum standards in one or more of these areas will be restricted from inclusion in the fund.

The Fund will also engage in shareholder advocacy, through proxy voting and corporate engagement where possible, and may invest up to 3% of Fund assets in high social impact, below-market investments.

Risk, Heading	rr_RiskHeading	Principal Investment Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
Because the value of the Fund's investments will fluctuate with market conditions, so will the value of your investment in the Fund. You could lose money on your investment in the Fund, or the Fund could underperform other investments. Some of the Fund's holdings may underperform its other holdings. Because the Fund invests primarily in foreign securities, it is subject to the additional risks presented by foreign investments, such as changes in currency exchange rates, a lack of adequate company information and political instability.

This Fund will not be appropriate for anyone:
            · Pursuing a short-term goal or investing emergency reserves

                           · Seeking safety of principal

                           · Seeking a stable share price

Risk, Lose Money	rr_RiskLoseMoney	You could lose money on your investment in the Fund, or the Fund could underperform other investments.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The Fund's performance information is only shown when the Fund has had a full calendar year of operations. Since the Fund has not had a full year calendar year of operations, there is no performance information included in this
Prospectus.

Performance, One Year or Less	rr_PerformanceOneYearOrLess	Since the Fund has not had a full year calendar year of operations, there is no performance information included in this Prospectus.

[1]	Other Expenses are based on estimated fees and expenses for the year ending December 31, 2011.
[2]	The Adviser has entered into an expense limitation agreement with respect to the Fund until April 30, 2012, but can be terminated by a vote of the Board of Trustees of the Fund if they deem the termination to be beneficial to the Fund shareholders. Pursuant to this agreement, the Adviser has agreed to waive fees and/or reimburse expenses to the extent necessary in order to limit the Total Annual Fund Operating Expenses (excluding brokerage costs, interest, taxes, dividends, fees paid to vendors providing fair value pricing and fund compliance services, Trustees fees, legal fees, costs relating to such services and extraordinary expenses) of the Fund to 1.65% of the Fund's average daily net assets. The Fund has agreed to repay the Adviser for the amounts waived and/or reimbursed by the Adviser pursuant to this expense limitation agreement provided that such repayment does not cause the Total Annual Fund Operating Expenses (excluding brokerage costs, interest, taxes, dividends, acquired fund fees and expenses, fees paid to vendors providing fair value pricing and fund compliance services, Trustees fees, legal fees, costs relating to such services and extraordinary expenses) to exceed 1.65%, and the repayment is made within three years after the year in which the Adviser waived and/or reimbursed the expense.